                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
               PROSPECTUS DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 28, 2008 (as supplemented) for the Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 842-9325 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) with the following:

     o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/ or the BlackRock Money Market Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).

In the "PURCHASE" section under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

     Platform 1
     ----------

     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

                                                                   SUPP-NYVIN515

     Platform 2
     ----------

     AB Global Dynamic Allocation Portfolio
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     AQR Global Risk Balanced Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     ClearBridge Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     Contrafund(R) Portfolio
     Franklin Income VIP Fund
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Research International Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Oppenheimer Global Equity Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     Templeton Foreign VIP Fund
     Western Asset Variable Global High Yield Bond Portfolio
     WMC Large Cap Research Portfolio

     Platform 3
     ----------

     Invesco Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio

     Platform 4
     ----------

     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     MFS(R) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio

2. LIVING BENEFITS

In "LIVING BENEFITS" under "Description of the Lifetime Withdrawal Guarantee," replace the "Investment Allocation Restrictions" paragraph with the following:

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the following Investment Portfolios:

          (a) the AB Global Dynamic Allocation Portfolio
          (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
          (c) the AQR Global Risk Balanced Portfolio
          (d) the BlackRock Global Tactical Strategies Portfolio
          (e) the BlackRock Money Market Portfolio
          (f) the Invesco Balanced-Risk Allocation Portfolio
          (g) the JPMorgan Global Active Allocation Portfolio
          (h) the MetLife Asset Allocation 20 Portfolio
          (i) the MetLife Asset Allocation 40 Portfolio
          (j) the MetLife Asset Allocation 60 Portfolio
          (k) the MetLife Asset Allocation 80 Portfolio
          (l) the MetLife Balanced Plus Portfolio
          (m) the MetLife Multi-Index Targeted Risk Portfolio
          (n) the PanAgora Global Diversified Risk Portfolio
          (o) the Pyramis(R) Government Income Portfolio
          (p) the Pyramis(R) Managed Risk Portfolio
          (q) the Schroders Global Multi-Asset Portfolio

3. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following new subsections:

     GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on First MetLife Investors and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

4. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

5. INVESTMENT OPTIONS

Replace the list of Investment Portfolios and Investment Portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.

6. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                       Telephone: (800) 842-9325

INVESTMENT OPTION FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                           DISTRIBUTION          ACQUIRED   TOTAL                  NET TOTAL
                                                              AND/OR               FUND    ANNUAL     FEE WAIVER    ANNUAL
                                                MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
                                                   FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
                                                ---------- ------------ -------- -------- --------- -------------- ---------
AMERICAN FUNDS INSURANCE SERIES(R)
American Funds Global Growth Fund                  0.52%       0.25%      0.03%    0.00%    0.80%          --        0.80%
American Funds Growth Fund                         0.33%       0.25%      0.02%    0.00%    0.60%          --        0.60%
American Funds Growth-Income Fund                  0.27%       0.25%      0.02%    0.00%    0.54%          --        0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio                            0.55%       0.10%      0.08%    0.00%    0.73%          --        0.73%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
Franklin Income VIP Fund                           0.45%       0.25%      0.02%    0.00%    0.72%          --        0.72%
Templeton Foreign VIP Fund                         0.74%       0.25%      0.03%    0.00%    1.02%          --        1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Appreciation Portfolio        0.70%       0.00%      0.04%    0.00%    0.74%        0.00%       0.74%
ClearBridge Variable Dividend Strategy
  Portfolio                                        0.75%       0.25%      0.06%    0.00%    1.06%        0.00%       1.06%
ClearBridge Variable Large Cap Value
  Portfolio                                        0.65%       0.00%      0.07%    0.00%    0.72%        0.00%       0.72%
ClearBridge Variable Small Cap Growth
  Portfolio                                        0.75%       0.00%      0.07%    0.00%    0.82%        0.00%       0.82%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Variable Global High Yield
  Bond Portfolio                                   0.70%       0.00%      0.11%    0.00%    0.81%        0.00%       0.81%
MET INVESTORS SERIES TRUST
AB Global Dynamic Allocation Portfolio             0.61%       0.25%      0.04%    0.02%    0.92%        0.02%       0.90%
Allianz Global Investors Dynamic Multi-Asset
  Plus Portfolio                                   0.68%       0.25%      1.36%    0.01%    2.30%        1.09%       1.21%
AQR Global Risk Balanced Portfolio                 0.61%       0.25%      0.03%    0.02%    0.91%        0.02%       0.89%
BlackRock Global Tactical Strategies Portfolio     0.66%       0.25%      0.01%    0.11%    1.03%        0.03%       1.00%
Clarion Global Real Estate Portfolio               0.59%       0.25%      0.05%    0.00%    0.89%          --        0.89%
ClearBridge Aggressive Growth Portfolio            0.55%       0.25%      0.02%    0.00%    0.82%        0.01%       0.81%
Invesco Balanced-Risk Allocation Portfolio         0.64%       0.25%      0.05%    0.03%    0.97%        0.03%       0.94%
Invesco Comstock Portfolio                         0.56%       0.25%      0.02%    0.00%    0.83%        0.02%       0.81%
Invesco Mid Cap Value Portfolio                    0.64%       0.25%      0.05%    0.04%    0.98%        0.02%       0.96%

                                                        DISTRIBUTION          ACQUIRED   TOTAL                  NET TOTAL
                                                           AND/OR               FUND    ANNUAL     FEE WAIVER    ANNUAL
                                             MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
                                                FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
                                             ---------- ------------ -------- -------- --------- -------------- ---------
Invesco Small Cap Growth Portfolio              0.84%       0.00%      0.03%    0.00%    0.87%        0.01%       0.86%
JPMorgan Global Active Allocation Portfolio     0.73%       0.25%      0.07%    0.00%    1.05%        0.05%       1.00%
JPMorgan Small Cap Value Portfolio              0.77%       0.00%      0.05%    0.02%    0.84%        0.09%       0.75%
Met/Franklin Low Duration Total Return
  Portfolio                                     0.49%       0.25%      0.04%    0.00%    0.78%        0.02%       0.76%
MetLife Balanced Plus Portfolio                 0.25%       0.25%      0.00%    0.42%    0.92%        0.00%       0.92%
MetLife Multi-Index Targeted Risk Portfolio     0.18%       0.25%      0.03%    0.22%    0.68%          --        0.68%
MFS(R) Emerging Markets Equity Portfolio        0.86%       0.25%      0.15%    0.00%    1.26%        0.02%       1.24%
MFS(R) Research International Portfolio         0.69%       0.25%      0.07%    0.00%    1.01%        0.06%       0.95%
Morgan Stanley Mid Cap Growth Portfolio         0.64%       0.25%      0.05%    0.00%    0.94%        0.01%       0.93%
Oppenheimer Global Equity Portfolio             0.66%       0.25%      0.08%    0.00%    0.99%        0.06%       0.93%
PanAgora Global Diversified Risk Portfolio      0.65%       0.25%      1.92%    0.02%    2.84%        1.52%       1.32%
PIMCO Inflation Protected Bond Portfolio        0.47%       0.25%      0.09%    0.00%    0.81%        0.01%       0.80%
PIMCO Total Return Portfolio                    0.48%       0.25%      0.03%    0.00%    0.76%        0.04%       0.72%
Pioneer Fund Portfolio                          0.67%       0.00%      0.05%    0.00%    0.72%        0.05%       0.67%
Pioneer Strategic Income Portfolio              0.56%       0.00%      0.06%    0.00%    0.62%          --        0.62%
Pyramis(R) Government Income Portfolio          0.42%       0.25%      0.04%    0.00%    0.71%          --        0.71%
Pyramis(R) Managed Risk Portfolio               0.45%       0.25%      0.08%    0.56%    1.34%        0.12%       1.22%
Schroders Global Multi-Asset Portfolio          0.64%       0.25%      0.10%    0.04%    1.03%          --        1.03%
T. Rowe Price Large Cap Value Portfolio         0.57%       0.25%      0.02%    0.00%    0.84%          --        0.84%
WMC Large Cap Research Portfolio                0.57%       0.15%      0.03%    0.00%    0.75%        0.05%       0.70%
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio                 0.32%       0.15%      0.03%    0.00%    0.50%        0.00%       0.50%
BlackRock Capital Appreciation Portfolio        0.69%       0.00%      0.02%    0.00%    0.71%        0.06%       0.65%
BlackRock Money Market Portfolio                0.34%       0.15%      0.03%    0.00%    0.52%        0.02%       0.50%
MetLife Stock Index Portfolio                   0.25%       0.25%      0.02%    0.00%    0.52%        0.01%       0.51%
MFS(R) Total Return Portfolio                   0.55%       0.20%      0.05%    0.00%    0.80%          --        0.80%
MFS(R) Value Portfolio                          0.70%       0.00%      0.02%    0.00%    0.72%        0.14%       0.58%
Neuberger Berman Genesis Portfolio              0.80%       0.25%      0.03%    0.00%    1.08%        0.00%       1.08%

                                                   DISTRIBUTION          ACQUIRED   TOTAL                  NET TOTAL
                                                      AND/OR               FUND    ANNUAL     FEE WAIVER    ANNUAL
                                        MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
                                           FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
                                        ---------- ------------ -------- -------- --------- -------------- ---------
MET INVESTORS SERIES TRUST -- ASSET
  ALLOCATION PORTFOLIOS
MetLife Asset Allocation 100 Portfolio     0.07%       0.25%      0.01%    0.68%    1.01%          --        1.01%
METROPOLITAN SERIES FUND -- ASSET
  ALLOCATION PORTFOLIOS
MetLife Asset Allocation 20 Portfolio      0.09%       0.25%      0.03%    0.52%    0.89%        0.02%       0.87%
MetLife Asset Allocation 40 Portfolio      0.06%       0.25%      0.00%    0.56%    0.87%          --        0.87%
MetLife Asset Allocation 60 Portfolio      0.05%       0.25%      0.00%    0.60%    0.90%          --        0.90%
MetLife Asset Allocation 80 Portfolio      0.05%       0.25%      0.01%    0.65%    0.96%          --        0.96%

The information shown in the table above was provided by the Investment Options and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Option's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Option, but that the expenses of the Investment Option are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Option's board of directors or trustees, are not shown.

Certain Investment Option that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Option invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------  -------------------------------------  ------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
CLASS 2
American Funds Global Growth Fund      Seeks long-term growth of capital.     Capital Research and Management
                                                                              Company
American Funds Growth Fund             Seeks growth of capital.               Capital Research and Management
                                                                              Company
American Funds Growth-Income Fund      Seeks long-term growth of capital and  Capital Research and Management
                                       income.                                Company
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- SERVICE CLASS
Contrafund(R) Portfolio                Seeks long-term capital appreciation.  Fidelity Management & Research
                                                                              Company
                                                                              Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund               Seeks to maximize income while         Franklin Advisers, Inc.
                                       maintaining prospects for capital
                                       appreciation.
Templeton Foreign VIP Fund             Seeks long-term capital growth.        Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
TRUST
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.  Legg Mason Partners Fund Advisor,
Portfolio -- Class I                                                          LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of       Legg Mason Partners Fund Advisor,
Strategy Portfolio -- Class II         dividend income and long-term capital  LLC
(formerly ClearBridge Variable Equity  appreciation.                          Subadviser: ClearBridge Investments,
Income Portfolio)                                                             LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
Portfolio -- Class I                   Current income is a secondary          LLC
                                       objective.                             Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Small Cap Growth  Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
Portfolio -- Class I                                                          LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
Legg Mason Partners Variable Income
Trust -- Class I
Western Asset Variable Global High     Seeks to maximize total return.        Legg Mason Partners Fund Advisor,
Yield Bond Portfolio                                                          LLC
                                                                              Subadvisers: Western Asset
                                                                              Management Company; Western Asset
                                                                              Management Company Limited;
                                                                              Western Asset Management Company
                                                                              Pte. Ltd.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------  -------------------------------------- ------------------------------------
MET INVESTORS SERIES TRUST
AB Global Dynamic Allocation           Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B (formerly         current income.                        Subadviser: AllianceBernstein L.P.
AllianceBernstein Global Dynamic
Allocation Portfolio)
Allianz Global Investors Dynamic       Seeks total return.                    MetLife Advisers, LLC
Multi-Asset Plus Portfolio -- Class B                                         Subadviser: Allianz Global Investors
                                                                              U.S. LLC
AQR Global Risk Balanced Portfolio --  Seeks total return.                    MetLife Advisers, LLC
Class B                                                                       Subadviser: AQR Capital Management,
                                                                              LLC
BlackRock Global Tactical Strategies   Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B                   current income.                        Subadviser: BlackRock Financial
                                                                              Management, Inc.
Clarion Global Real Estate Portfolio   Seeks total return through investment  MetLife Advisers, LLC
-- Class B                             in real estate securities,             Subadviser: CBRE Clarion Securities
                                       emphasizing both capital appreciation  LLC
                                       and current income.
ClearBridge Aggressive Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: ClearBridge Investments,
                                                                              LLC
Invesco Balanced-Risk Allocation       Seeks total return.                    MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio -- Class B  Seeks capital growth and income.       MetLife Advisers, LLC
                                                                              Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing   MetLife Advisers, LLC
Class B                                in equity securities of mid-sized      Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth Portfolio --  Seeks long-term growth of capital.     MetLife Advisers, LLC
Class A                                                                       Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation      Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B                   current income.                        Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
JPMorgan Small Cap Value Portfolio --  Seeks long-term capital growth.        MetLife Advisers, LLC
Class A                                                                       Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
Met/Franklin Low Duration Total        Seeks a high level of current income,  MetLife Advisers, LLC
Return Portfolio -- Class B            while seeking preservation of          Subadviser: Franklin Advisers, Inc.
                                       shareholders' capital.
MetLife Balanced Plus Portfolio --     Seeks a balance between a high level   MetLife Advisers, LLC
Class B                                of current income and growth of        Subadviser: Overlay Portion: Pacific
                                       capital, with a greater emphasis on    Investment Management Company
                                       growth of capital.                     LLC
MetLife Multi-Index Targeted Risk      Seeks a balance between growth of      MetLife Advisers, LLC
Portfolio -- Class B                   capital and current income, with a     Subadviser: Overlay Portion: MetLife
                                       greater emphasis on growth of capital. Investment Management, LLC
MFS(R) Emerging Markets Equity         Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                              Services Company
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                              Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Morgan Stanley
                                                                              Investment Management Inc.
Oppenheimer Global Equity Portfolio    Seeks capital appreciation.            MetLife Advisers, LLC
-- Class B                                                                    Subadviser: OppenheimerFunds, Inc.
PanAgora Global Diversified Risk       Seeks total return.                    MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: PanAgora Asset
                                                                              Management, Inc.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------  -------------------------------------  -------------------------------------
PIMCO Inflation Protected Bond         Seeks maximum real return, consistent  MetLife Advisers, LLC
Portfolio -- Class B                   with preservation of capital and       Subadviser: Pacific Investment
                                       prudent investment management.         Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,            MetLife Advisers, LLC
Class B                                consistent with the preservation of    Subadviser: Pacific Investment
                                       capital and prudent investment         Management Company LLC
                                       management.
Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital    MetLife Advisers, LLC
                                       growth.                                Subadviser: Pioneer Investment
                                                                              Management, Inc.
Pioneer Strategic Income Portfolio --  Seeks a high level of current income.  MetLife Advisers, LLC
Class A                                                                       Subadviser: Pioneer Investment
                                                                              Management, Inc.
Pyramis(R) Government Income           Seeks a high level of current income,  MetLife Advisers, LLC
Portfolio -- Class B                   consistent with preservation of        Subadviser: Pyramis Global Advisors,
                                       principal.                             LLC
Pyramis(R) Managed Risk Portfolio --   Seeks total return.                    MetLife Advisers, LLC
Class B                                                                       Subadviser: Pyramis Global Advisors,
                                                                              LLC
Schroders Global Multi-Asset           Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B                   current income.                        Subadviser: Schroder Investment
                                                                              Management North America Inc. and
                                                                              Schroder Investment Management
                                                                              North America Limited
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio -- Class B                   by investing in common stocks          Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income is  Inc.
                                       a secondary objective.
WMC Large Cap Research Portfolio --    Seeks long-term capital appreciation.  MetLife Advisers, LLC
Class E                                                                       Subadviser: Wellington Management
                                                                              Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return       MetLife Advisers, LLC
Class E                                primarily from investing in            Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --    Seeks a high level of current income   MetLife Advisers, LLC
Class E                                consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.
MetLife Stock Index Portfolio --       Seeks to track the performance of the  MetLife Advisers, LLC
Class B                                Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Management, LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return         MetLife Advisers, LLC
Class F                                through investment in a diversified    Subadviser: Massachusetts Financial
                                       portfolio.                             Services Company
MFS(R) Value Portfolio -- Class A      Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
Neuberger Berman Genesis Portfolio --  Seeks high total return, consisting    MetLife Advisers, LLC
Class B                                principally of capital appreciation.   Subadviser: Neuberger Berman
                                                                              Management LLC
MET INVESTORS SERIES TRUST -- ASSET
ALLOCATION PORTFOLIOS -- CLASS B
MetLife Asset Allocation 100 Portfolio Seeks growth of capital.               MetLife Advisers, LLC

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
-------------------------------------  -------------------------------------  -----------------------------
METROPOLITAN SERIES FUND -- ASSET
ALLOCATION PORTFOLIOS -- CLASS B
MetLife Asset Allocation 20 Portfolio  Seeks a high level of current income,  MetLife Advisers, LLC with growth of capital as a secondary
                                       objective.
MetLife Asset Allocation 40 Portfolio  Seeks high total return in the form    MetLife Advisers, LLC
                                       of income and growth of capital, with
                                       a greater emphasis on income.
MetLife Asset Allocation 60 Portfolio  Seeks a balance between a high level   MetLife Advisers, LLC
                                       of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80 Portfolio  Seeks growth of capital.               MetLife Advisers, LLC